Quarterly Holdings Report
for
Fidelity Advisor® Multi-Asset Income Fund
September 30, 2022
AMAI-NPRT3-1122
1.9865900.107
Corporate Bonds - 28.3%
	Principal Amount (a)	Value ($)
Convertible Bonds - 5.9%
COMMUNICATION SERVICES - 1.4%
Interactive Media & Services - 0.3%
Snap, Inc. 0% 5/1/27	1,300,000	896,350
Twitter, Inc. 0.25% 6/15/24	3,400,000	3,449,300
		4,345,650
Media - 1.1%
DISH Network Corp.:
2.375% 3/15/24	6,746,000	6,017,432
3.375% 8/15/26	8,900,000	6,123,200
Liberty Broadband Corp. 1.25% 9/30/50 (b)	4,050,000	3,827,250
Liberty Media Corp. 2.25% 8/15/27 (b)	3,738,000	3,459,519
		19,427,401
TOTAL COMMUNICATION SERVICES		23,773,051

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.0%
Arrival SA 3.5% 12/1/26 (b)	1,752,000	528,228

Internet & Direct Marketing Retail - 0.3%
The RealReal, Inc. 1% 3/1/28	5,934,000	2,643,597
Wayfair LLC 0.625% 10/1/25	3,882,000	2,600,953
		5,244,550
Leisure Products - 0.1%
Peloton Interactive, Inc. 0% 2/15/26	2,300,000	1,541,183

TOTAL CONSUMER DISCRETIONARY		7,313,961

CONSUMER STAPLES - 0.5%
Tobacco - 0.5%
Turning Point Brands, Inc. 2.5% 7/15/24	8,378,000	7,325,018

HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.1%
Insulet Corp. 0.375% 9/1/26	1,216,000	1,433,056

Health Care Providers & Services - 0.4%
Accolade, Inc. 0.5% 4/1/26	4,956,000	3,664,343
Oak Street Health, Inc. 0% 3/15/26	4,981,000	3,812,956
		7,477,299
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27	1,925,000	2,444,750

Life Sciences Tools & Services - 0.3%
Illumina, Inc. 0% 8/15/23	4,750,000	4,536,410

TOTAL HEALTH CARE		15,891,515

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
Parsons Corp. 0.25% 8/15/25	5,050,000	5,196,450

INFORMATION TECHNOLOGY - 2.0%
IT Services - 0.5%
BigCommerce Holdings, Inc. 0.25% 10/1/26	6,085,000	4,443,210
Wix.com Ltd. 0% 8/15/25	3,786,000	3,166,989
		7,610,199
Semiconductors & Semiconductor Equipment - 0.1%
onsemi 1.625% 10/15/23	815,000	2,456,003

Software - 1.4%
Coupa Software, Inc. 0.375% 6/15/26	12,356,000	9,495,586
Everbridge, Inc. 0% 3/15/26	3,282,000	2,788,283
LivePerson, Inc. 0% 12/15/26	8,930,000	6,057,610
RingCentral, Inc. 0% 3/15/26	7,149,000	5,497,581
		23,839,060
TOTAL INFORMATION TECHNOLOGY		33,905,262

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Porch Group, Inc. 0.75% 9/15/26 (b)	6,074,000	3,459,143
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)	2,350,000	2,166,406
		5,625,549
TOTAL CONVERTIBLE BONDS		99,030,806
Nonconvertible Bonds - 22.4%
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.7%
Altice France SA 5.125% 7/15/29 (b)	11,050,000	8,255,566
Cogent Communications Group, Inc. 7% 6/15/27 (b)	1,250,000	1,175,570
Frontier Communications Holdings LLC 6% 1/15/30 (b)	1,500,000	1,178,438
Sprint Capital Corp. 6.875% 11/15/28	1,500,000	1,541,250
		12,150,824
Entertainment - 0.4%
Roblox Corp. 3.875% 5/1/30 (b)	7,167,000	5,833,006

Interactive Media & Services - 0.3%
TripAdvisor, Inc. 7% 7/15/25 (b)	1,250,000	1,215,261
Twitter, Inc. 5% 3/1/30 (b)	4,755,000	4,556,764
		5,772,025
Media - 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 6/1/33(b)	7,605,000	5,618,346
5.125% 5/1/27(b)	3,770,000	3,402,425
6.375% 9/1/29(b)	1,800,000	1,652,580
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.7% 4/1/51	5,200,000	3,151,461
CSC Holdings LLC:
5.75% 1/15/30(b)	5,930,000	4,214,836
7.5% 4/1/28(b)	6,650,000	5,426,201
Gannett Holdings LLC 6% 11/1/26 (b)	23,800,000	18,266,500
Univision Communications, Inc. 4.5% 5/1/29 (b)	3,650,000	2,976,466
		44,708,815
TOTAL COMMUNICATION SERVICES		68,464,670

CONSUMER DISCRETIONARY - 2.8%
Automobiles - 1.5%
Aston Martin Capital Holdings Ltd. 10.5% 11/30/25 (b)	2,530,000	2,473,075
Ford Motor Co.:
4.75% 1/15/43	4,000,000	2,649,577
5.291% 12/8/46	5,295,000	3,732,975
6.1% 8/19/32	1,900,000	1,675,040
General Motors Financial Co., Inc. 5% 4/9/27	2,100,000	1,990,609
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (b)(c)(d)	9,410,000	8,845,400
Winnebago Industries, Inc. 6.25% 7/15/28 (b)	4,705,000	4,352,125
		25,718,801
Diversified Consumer Services - 0.3%
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (b)	2,000,000	1,652,240
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	4,380,000	4,037,943
		5,690,183
Hotels, Restaurants & Leisure - 0.8%
Affinity Gaming LLC 6.875% 12/15/27 (b)	4,955,000	4,039,316
Aramark Services, Inc. 5% 2/1/28 (b)	2,225,000	1,981,830
Boyd Gaming Corp. 4.75% 6/15/31 (b)	5,000,000	4,048,500
NCL Corp. Ltd. 5.875% 2/15/27 (b)	1,040,000	866,653
Premier Entertainment Sub LLC 5.875% 9/1/31 (b)	2,700,000	1,822,500
		12,758,799
Specialty Retail - 0.2%
Ken Garff Automotive LLC 4.875% 9/15/28 (b)	2,920,000	2,386,478

TOTAL CONSUMER DISCRETIONARY		46,554,261

CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 1.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (b)	20,970,000	17,740,830
New Albertsons LP:
7.45% 8/1/29	807,000	790,920
8% 5/1/31	1,290,000	1,277,114
8.7% 5/1/30	2,165,000	2,193,888
		22,002,752
Tobacco - 0.5%
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	10,464,000	9,077,520

TOTAL CONSUMER STAPLES		31,080,272

ENERGY - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)	9,595,000	9,828,350
Occidental Petroleum Corp. 7.2% 4/1/28	550,000	556,875
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28	6,850,000	5,931,825
Petroleos Mexicanos:
6.49% 1/23/27	12,185,000	10,151,324
6.5% 1/23/29	13,050,000	9,984,555
6.75% 9/21/47	16,620,000	9,224,100
7.69% 1/23/50	15,165,000	9,230,936
SFL Corp. Ltd. 7.25% 5/12/26 (b)	7,900,000	7,653,125
		62,561,090
FINANCIALS - 0.8%
Capital Markets - 0.4%
Ares Capital Corp. 2.15% 7/15/26	4,650,000	3,897,040
Coinbase Global, Inc. 3.625% 10/1/31 (b)	5,000,000	2,772,280
		6,669,320
Consumer Finance - 0.3%
Ford Motor Credit Co. LLC 5.125% 6/16/25	1,345,000	1,269,155
PRA Group, Inc. 7.375% 9/1/25 (b)	3,525,000	3,410,226
		4,679,381
Insurance - 0.1%
Alliant Holdings Intermediate LLC 5.875% 11/1/29 (b)	1,935,000	1,571,649
MetLife, Inc. 6.4% 12/15/66 (c)	1,000,000	964,272
		2,535,921
TOTAL FINANCIALS		13,884,622

HEALTH CARE - 1.6%
Biotechnology - 0.2%
AbbVie, Inc. 4.25% 11/14/28	3,850,000	3,617,737

Health Care Equipment & Supplies - 0.1%
Embecta Corp. 6.75% 2/15/30 (b)	1,325,000	1,223,258

Health Care Providers & Services - 1.3%
Cano Health, Inc. 6.25% 10/1/28 (b)	3,195,000	3,018,029
Centene Corp. 3.375% 2/15/30	5,200,000	4,251,000
Community Health Systems, Inc.:
5.25% 5/15/30(b)	3,500,000	2,436,875
6.125% 4/1/30(b)	2,990,000	1,410,084
CVS Health Corp. 4.3% 3/25/28	4,250,000	4,008,416
HCA Holdings, Inc. 5.875% 2/15/26	4,300,000	4,241,978
Tenet Healthcare Corp.:
4.375% 1/15/30(b)	2,950,000	2,462,365
6.125% 6/15/30(b)	900,000	824,400
		22,653,147
TOTAL HEALTH CARE		27,494,142

INDUSTRIALS - 2.5%
Aerospace & Defense - 0.7%
The Boeing Co. 2.196% 2/4/26	13,350,000	11,847,291

Commercial Services & Supplies - 0.5%
Covanta Holding Corp.:
4.875% 12/1/29(b)	5,285,000	4,271,654
5% 9/1/30	4,035,000	3,162,431
		7,434,085
Construction & Engineering - 0.7%
Pike Corp. 5.5% 9/1/28 (b)	4,995,000	4,045,950
Railworks Holdings LP 8.25% 11/15/28 (b)	8,255,000	7,679,692
		11,725,642
Marine - 0.6%
Euronav Luxembourg SA 6.25% 9/14/26	6,600,000	6,402,000
Seaspan Corp.:
5.5% 8/1/29(b)	1,575,000	1,212,854
6.5% 4/29/26(b)	3,300,000	3,168,000
		10,782,854
TOTAL INDUSTRIALS		41,789,872

INFORMATION TECHNOLOGY - 1.0%
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)	1,500,000	1,252,500

Software - 0.9%
NCR Corp. 5.125% 4/15/29 (b)	5,410,000	4,057,608
Oracle Corp. 2.5% 4/1/25	12,900,000	12,020,978
		16,078,586
TOTAL INFORMATION TECHNOLOGY		17,331,086

MATERIALS - 1.9%
Chemicals - 0.6%
Cheever Escrow Issuer LLC 7.125% 10/1/27 (b)	2,800,000	2,506,000
LSB Industries, Inc. 6.25% 10/15/28 (b)	6,333,000	5,433,872
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (b)	2,000,000	1,537,500
		9,477,372
Metals & Mining - 1.3%
ATI, Inc. 5.875% 12/1/27	2,157,000	1,963,625
Eldorado Gold Corp. 6.25% 9/1/29 (b)	2,025,000	1,539,000
ERO Copper Corp. 6.5% 2/15/30 (b)	8,552,000	6,419,345
HudBay Minerals, Inc. 6.125% 4/1/29 (b)	3,745,000	3,017,459
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)	2,137,000	1,976,725
Mineral Resources Ltd. 8% 11/1/27 (b)	7,550,000	7,262,949
		22,179,103
TOTAL MATERIALS		31,656,475

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Park Intermediate Holdings LLC 5.875% 10/1/28 (b)	5,060,000	4,331,360
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (b)	4,740,000	3,176,789
Uniti Group, Inc. 6% 1/15/30 (b)	4,100,000	2,604,732
VICI Properties LP 5.125% 5/15/32	10,075,000	8,930,477
		19,043,358
UTILITIES - 1.1%
Electric Utilities - 0.8%
Southern Co. 4% 1/15/51 (c)	3,500,000	3,136,700
Vistra Operations Co. LLC 5.625% 2/15/27 (b)	10,975,000	10,275,344
		13,412,044
Independent Power and Renewable Electricity Producers - 0.2%
Sunnova Energy Corp. 5.875% 9/1/26 (b)	4,065,000	3,632,250

Multi-Utilities - 0.1%
Sempra Energy 4.125% 4/1/52 (c)	900,000	706,500

TOTAL UTILITIES		17,750,794

TOTAL NONCONVERTIBLE BONDS		377,610,642
TOTAL CORPORATE BONDS (Cost $536,861,118)		476,641,448

U.S. Treasury Obligations - 18.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.25% 5/15/50	22,750,000	12,732,891
1.625% 11/15/50	20,300,000	12,603,445
1.875% 2/15/51	19,125,000	12,661,348
1.875% 11/15/51	19,475,000	12,878,604
2% 2/15/50	18,300,000	12,571,957
2% 8/15/51	18,671,000	12,753,168
2.25% 2/15/52	17,460,000	12,685,781
2.375% 2/15/42	21,369,000	16,370,658
2.375% 5/15/51	16,950,000	12,680,719
2.875% 5/15/49	15,407,000	12,840,772
2.875% 5/15/52	15,250,000	12,788,555
3% 2/15/48	15,030,000	12,653,381
3% 2/15/49	14,830,000	12,651,844
3% 8/15/52	14,750,000	12,728,789
3.125% 8/15/25	40,225,000	38,989,958
3.125% 5/15/48	14,775,000	12,775,758
3.375% 8/15/42	14,600,000	13,224,406
3.375% 11/15/48	14,000,000	12,743,828
U.S. Treasury Notes:
2.5% 8/15/23	12,700,000	12,508,508
2.625% 12/31/23	12,755,000	12,494,419
2.75% 11/15/23	12,626,000	12,407,511
3% 7/31/24	12,976,000	12,687,081
TOTAL U.S. TREASURY OBLIGATIONS (Cost $328,350,080)		309,433,381

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
BANK Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (c) (Cost $177,180)	200,000	126,335

Common Stocks - 29.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	3,368	51,665
Verizon Communications, Inc.	175,726	6,672,316
		6,723,981
Entertainment - 0.5%
Activision Blizzard, Inc.	792	58,877
Netflix, Inc. (e)	19,000	4,473,360
The Walt Disney Co. (e)	43,923	4,143,257
		8,675,494
Interactive Media & Services - 0.0%
Alphabet, Inc. Class A (e)	740	70,781
Media - 0.5%
Comcast Corp. Class A	186,101	5,458,342
Gannett Co., Inc. (e)(f)	1,388,846	2,124,934
Interpublic Group of Companies, Inc.	803	20,557
Shaw Communications, Inc. Class B	1,629	39,612
		7,643,445
Wireless Telecommunication Services - 0.0%
Rogers Communications, Inc. Class B (non-vtg.)	509	19,607
T-Mobile U.S., Inc. (e)	862	115,655
		135,262
TOTAL COMMUNICATION SERVICES		23,248,963
CONSUMER DISCRETIONARY - 2.6%
Diversified Consumer Services - 0.0%
H&R Block, Inc.	486	20,674
Hotels, Restaurants & Leisure - 2.1%
A&W Revenue Royalties Income Fund	332,900	8,478,244
Boston Pizza Royalties Income Fund (f)	480,800	5,321,918
McDonald's Corp.	381	87,912
Pizza Pizza Royalty Corp.	1,058,100	9,682,111
Super Group SGHC Ltd. (e)	2,999,971	12,239,882
		35,810,067
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. (e)	37,700	4,260,100
Multiline Retail - 0.2%
Dollar Tree, Inc. (e)	157	21,368
Target Corp.	28,165	4,179,404
		4,200,772
Specialty Retail - 0.0%
Best Buy Co., Inc.	174	11,021
Burlington Stores, Inc. (e)	89	9,958
Dick's Sporting Goods, Inc.	28	2,930
Lowe's Companies, Inc.	15	2,817
TJX Companies, Inc.	735	45,658
		72,384
Textiles, Apparel & Luxury Goods - 0.0%
Columbia Sportswear Co.	61	4,105
Tapestry, Inc.	106	3,014
		7,119
TOTAL CONSUMER DISCRETIONARY		44,371,116
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Diageo PLC	566	23,825
Keurig Dr. Pepper, Inc.	2,326	83,317
The Coca-Cola Co.	1,818	101,844
		208,986
Food & Staples Retailing - 0.5%
Albertsons Companies, Inc.	311,013	7,731,783
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	253	10,185
BJ's Wholesale Club Holdings, Inc. (e)	631	45,943
Costco Wholesale Corp.	80	37,782
Walmart, Inc.	1,141	147,988
		7,973,681
Food Products - 0.0%
Bunge Ltd.	217	17,918
Mondelez International, Inc.	985	54,008
Nestle SA (Reg. S)	119	12,871
		84,797
Household Products - 0.0%
Procter & Gamble Co.	751	94,814
Personal Products - 0.0%
Unilever PLC	326	14,324
Tobacco - 0.0%
Philip Morris International, Inc.	668	55,451
TOTAL CONSUMER STAPLES		8,432,053
ENERGY - 9.0%
Oil, Gas & Consumable Fuels - 9.0%
Arch Resources, Inc. (f)	44,300	5,253,980
Calumet Specialty Products Partners LP (e)	203,835	2,611,126
Canadian Natural Resources Ltd.	922	42,918
Chevron Corp.	1,000	143,670
ConocoPhillips Co.	849	86,887
DHT Holdings, Inc.	4,935,605	37,313,174
Energy Transfer LP	325,800	3,593,574
Enterprise Products Partners LP	140,870	3,349,889
Enviva, Inc.	50,934	3,059,096
Euronav NV (e)(f)	2,403,197	36,985,202
Exxon Mobil Corp.	41,164	3,594,029
Freehold Royalties Ltd. (f)	663,500	6,907,105
Hess Corp.	389	42,397
Imperial Oil Ltd.	1,049	45,420
Magellan Midstream Partners LP	73,200	3,477,732
MPLX LP	116,200	3,487,162
Phillips 66 Co.	641	51,742
Pioneer Natural Resources Co.	45,600	9,873,768
Scorpio Tankers, Inc.	387,492	16,290,164
SFL Corp. Ltd.	989,209	9,011,694
Suncor Energy, Inc.	1,489	41,932
Targa Resources Corp.	54,400	3,282,496
The Williams Companies, Inc.	111,200	3,183,656
Valero Energy Corp.	591	63,148
		151,791,961
FINANCIALS - 0.4%
Banks - 0.0%
Bank of America Corp.	5,406	163,261
Huntington Bancshares, Inc.	3,686	48,581
JPMorgan Chase & Co.	1,815	189,668
M&T Bank Corp.	488	86,044
PNC Financial Services Group, Inc.	486	72,618
Wells Fargo & Co.	3,016	121,304
		681,476
Capital Markets - 0.4%
AllianceBernstein Holding LP	82,857	2,904,966
BlackRock, Inc. Class A	84	46,224
Sixth Street Specialty Lending, Inc.	188,639	3,082,361
		6,033,551
Consumer Finance - 0.0%
Capital One Financial Corp.	730	67,284
Insurance - 0.0%
American Financial Group, Inc.	358	44,009
Chubb Ltd.	383	69,660
Hartford Financial Services Group, Inc.	742	45,959
Marsh & McLennan Companies, Inc.	135	20,154
The Travelers Companies, Inc.	410	62,812
		242,594
TOTAL FINANCIALS		7,024,905
HEALTH CARE - 5.8%
Biotechnology - 1.3%
AbbVie, Inc.	66,799	8,965,094
Amgen, Inc.	40,702	9,174,231
Vertex Pharmaceuticals, Inc. (e)	13,100	3,792,974
		21,932,299
Health Care Providers & Services - 0.5%
Cigna Corp.	380	105,439
UnitedHealth Group, Inc.	17,021	8,596,286
		8,701,725
Life Sciences Tools & Services - 0.0%
Danaher Corp.	603	155,749
Pharmaceuticals - 4.0%
AstraZeneca PLC (United Kingdom)	86,359	9,493,400
Bristol-Myers Squibb Co.	135,228	9,613,359
Eli Lilly & Co.	30,338	9,809,792
Johnson & Johnson	56,285	9,194,718
Merck & Co., Inc.	107,643	9,270,215
Roche Holding AG (participation certificate)	29,255	9,523,461
Royalty Pharma PLC	1,054	42,350
Sanofi SA	895	68,151
Sanofi SA sponsored ADR	245,000	9,314,900
		66,330,346
TOTAL HEALTH CARE		97,120,119
INDUSTRIALS - 2.1%
Aerospace & Defense - 1.1%
Huntington Ingalls Industries, Inc.	134	29,681
Lockheed Martin Corp.	22,883	8,839,474
Northrop Grumman Corp.	18,436	8,670,820
The Boeing Co. (e)	494	59,814
		17,599,789
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. Class B	222	35,862
Building Products - 0.0%
Johnson Controls International PLC	608	29,926
Electrical Equipment - 1.0%
AMETEK, Inc.	420	47,632
Babcock & Wilcox Enterprises, Inc. (e)	2,718,679	17,345,172
		17,392,804
Industrial Conglomerates - 0.0%
General Electric Co.	1,061	65,687
Hitachi Ltd.	353	14,912
Siemens AG	157	15,346
		95,945
Machinery - 0.0%
Crane Holdings Co.	244	21,360
Fortive Corp.	468	27,284
ITT, Inc.	478	31,233
		79,877
Professional Services - 0.0%
KBR, Inc.	302	13,052
Trading Companies & Distributors - 0.0%
Watsco, Inc.	85	21,884
TOTAL INDUSTRIALS		35,269,139
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.	2,253	90,120
IT Services - 0.0%
Accenture PLC Class A	122	31,391
Amdocs Ltd.	627	49,815
GTT Communications, Inc. rights (e)(g)	8,340	8,340
Paychex, Inc.	59	6,620
Visa, Inc. Class A	82	14,567
		110,733
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	31,921	4,708,667
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	857	58,756
		4,767,423
Software - 0.3%
Microsoft Corp.	22,453	5,229,304
NortonLifeLock, Inc.	847	17,059
Open Text Corp.	1,412	37,320
Roper Technologies, Inc.	183	65,814
		5,349,497
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	57,453	7,940,005
Samsung Electronics Co. Ltd.	1,425	51,914
Seagate Technology Holdings PLC	120	6,388
		7,998,307
TOTAL INFORMATION TECHNOLOGY		18,316,080
MATERIALS - 4.1%
Chemicals - 1.1%
Corteva, Inc.	172,600	9,864,090
Linde PLC	433	116,732
Nutrien Ltd.	113,525	9,467,608
		19,448,430
Containers & Packaging - 0.0%
Ball Corp.	614	29,668
Crown Holdings, Inc.	780	63,203
		92,871
Metals & Mining - 3.0%
Agnico Eagle Mines Ltd. (United States) (e)(f)	297,400	12,559,202
Anglo American PLC (United Kingdom)	626	18,796
Barrick Gold Corp. (e)	815,900	12,646,450
Freeport-McMoRan, Inc.	2,028	55,425
Newmont Corp.	295,000	12,398,850
Wheaton Precious Metals Corp.	387,326	12,542,145
		50,220,868
TOTAL MATERIALS		69,762,169
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	240	51,528
Essential Properties Realty Trust, Inc.	70,922	1,379,433
Gaming & Leisure Properties	96,850	4,284,644
Lamar Advertising Co. Class A	511	42,152
National Retail Properties, Inc.	107,900	4,300,894
Postal Realty Trust, Inc.	235,850	3,459,920
Public Storage	156	45,678
Spirit Realty Capital, Inc.	118,917	4,300,039
VICI Properties, Inc.	143,600	4,286,460
		22,150,748
UTILITIES - 0.8%
Electric Utilities - 0.0%
Constellation Energy Corp.	264	21,962
Exelon Corp.	1,009	37,797
FirstEnergy Corp.	626	23,162
NextEra Energy, Inc.	1,366	107,108
PG&E Corp. (e)	1,355	16,938
Southern Co.	617	41,956
		248,923
Gas Utilities - 0.2%
Suburban Propane Partners LP	235,506	3,544,365
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc. Class C	91,900	2,927,015
NextEra Energy Partners LP	45,500	3,290,105
Vistra Corp.	145,184	3,048,864
		9,265,984
Multi-Utilities - 0.0%
Ameren Corp.	458	36,892
CenterPoint Energy, Inc.	1,324	37,310
Dominion Energy, Inc.	841	58,122
WEC Energy Group, Inc.	442	39,528
		171,852
TOTAL UTILITIES		13,231,124
TOTAL COMMON STOCKS (Cost $496,625,457)		490,718,377

Preferred Stocks - 5.9%
	Shares	Value ($)
Convertible Preferred Stocks - 1.2%
COMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. 5.25% (b)(e)	7,900	8,886,710

HEALTH CARE - 0.3%
Life Sciences Tools & Services - 0.3%
Danaher Corp. Series B, 5.00%	3,100	4,154,000

UTILITIES - 0.4%
Electric Utilities - 0.4%
NextEra Energy, Inc. 6.296% (e)	91,300	4,199,800
PG&E Corp.	21,200	2,431,128
		6,630,928
TOTAL CONVERTIBLE PREFERRED STOCKS		19,671,638
Nonconvertible Preferred Stocks - 4.7%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
BCE, Inc.:
2.954%(c)	119,000	1,193,144
Series AM, Canadian Government Bond 5 Year Note Index + 2.090% 2.939%(c)(d)	75,100	780,712
Series R	91,900	962,011
		2,935,867
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Fossil Group, Inc. 7.00%	40,801	652,816

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
DCP Midstream Partners LP Series B, 7.875% (c)	37,020	871,821
Enbridge, Inc. Series L, 5 year U.S. Treasury Index + 3.150% 4.959% (c)(d)	65,300	1,292,287
Energy Transfer LP Series C, 7.375% (c)	41,400	902,934
Global Partners LP Series B, 9.50%	61,000	1,486,570
Scorpio Tankers, Inc.	23,384	583,092
TC Energy Corp. Canadian Government Bond 5 Year Note Index + 2.380% 3.903% (c)(d)	21,200	253,231
		5,389,935
FINANCIALS - 2.6%
Banks - 1.2%
Bank of America Corp.:
4.25%	30,000	526,500
4.375%	50,000	918,000
5.00%	34,300	702,121
Series GG, 6.00%	21,900	524,067
Series KK, 5.375%	42,100	913,991
First Citizens Bancshares, Inc.	47,400	1,027,632
First Citizens Bancshares, Inc. Series C	50,607	1,108,799
First Republic Bank:
4.125%	20,243	347,775
4.50%	25,000	464,750
5.125%	25,513	532,967
Series J, 4.70%	30,000	578,400
Series L, 4.375%	18,463	329,934
Series M, 4.00%	48,609	809,340
JPMorgan Chase & Co.:
4.55%	111,300	2,114,700
4.625%	78,800	1,536,600
Series DD, 5.75%	40,000	989,200
Series MM, 4.20%	70,850	1,282,385
Truist Financial Corp. Series O, 5.25%	31,000	704,010
U.S. Bancorp 4.50%	73,000	1,415,470
Wells Fargo & Co.:
4.25%	68,100	1,174,725
5.85%(c)	34,088	766,639
Series Z, 4.75%	68,200	1,280,796
		20,048,801
Capital Markets - 0.8%
B. Riley Financial, Inc.:
5.00%	102,000	2,319,480
5.25%	66,200	1,390,200
5.50%	37,000	894,290
6.375%	68,100	1,677,984
Brookfield Asset Management, Inc. Canadian Government Bond 5 Year Note Index + 2.310% 3.471% (c)(d)	700	7,475
Canaccord Genuity Group, Inc.:
Canadian Government Bond 5 Year Note Index + 3.210% 3.885%(c)(d)	160,330	1,799,048
Canadian Government Bond 5 Year Note Index + 4.030% 4.993%(c)(d)	97,100	1,462,809
Morgan Stanley:
6.875%(c)	30,000	756,000
Series K, 5.85%(c)	36,700	891,810
Series O, 4.50%	53,700	968,211
State Street Corp. Series D, 5.90% (c)	37,100	927,871
Stifel Financial Corp. Series D, 4.50%	45,000	768,798
		13,863,976
Consumer Finance - 0.0%
Capital One Financial Corp. Series J, 5.00%	19,300	357,050

Insurance - 0.5%
Allstate Corp. 5.10%	98,000	2,058,000
Athene Holding Ltd.:
Series A, 6.35%(c)	30,113	736,564
Series B, 5.625%	32,923	735,171
Series C, 6.375%(c)	37,000	935,360
Series D, 4.875%	78,000	1,450,800
MetLife, Inc. Series F 4.75%	61,100	1,276,379
Power Financial Corp. BK CDA TREASURY BIL 3 MTH INDX + 1.600% 1.77% (c)(d)	46,800	513,619
W.R. Berkley Corp. 5.70%	18,002	416,926
		8,122,819
Mortgage Real Estate Investment Trusts - 0.1%
KKR Real Estate Finance Trust, Inc. 6.50%	40,000	796,800

Real Estate Management & Development - 0.0%
Brookfield Properties Corp.:
Canadian Government Bond 5 Year Note Index + 3.000% 4.161%(c)(d)	14,100	148,007
Canadian Government Bond 5 Year Note Index + 3.160% 5.383%(c)(d)	7,600	92,871
Series R, Canadian Government Bond 5 Year Note Index + 3.480% 4.155%(c)(d)	7,200	78,758
		319,636
TOTAL FINANCIALS		43,509,082

INDUSTRIALS - 1.3%
Electrical Equipment - 1.3%
Babcock & Wilcox Enterprises, Inc.:
6.50%	142,500	3,404,325
8.125%	635,350	15,851,983
Series A, 7.75%	133,607	2,543,877
		21,800,185
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Greenidge Generation Holdings, Inc. 8.50%	59,115	721,203

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Pebblebrook Hotel Trust:
6.375%	39,500	750,500
Series H, 5.70%	67,188	1,142,196
Summit Hotel Properties, Inc.:
Series E, 6.25%	39,417	691,768
Series F, 5.875%	47,654	862,061
		3,446,525
UTILITIES - 0.1%
Electric Utilities - 0.0%
Southern Co. 4.20%	40,000	760,000

Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp. Series E, Canadian Government Bond 5 Year Note Index + 3.650% 5.19% (c)(d)	50,400	839,179

TOTAL UTILITIES		1,599,179

TOTAL NONCONVERTIBLE PREFERRED STOCKS		80,054,792
TOTAL PREFERRED STOCKS (Cost $110,274,850)		99,726,430

Bank Loan Obligations - 8.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
CSC Holdings LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 5.0677% 1/15/26 (c)(d)(h)	2,313,015	2,159,778
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.6121% 12/1/28 (c)(d)(g)(h)	2,170,000	1,931,300
Univision Communications, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.7896% 6/10/29 (c)(d)(h)	1,556,100	1,513,307
		5,604,385
CONSUMER DISCRETIONARY - 5.5%
Diversified Consumer Services - 1.6%
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.1441% 3/4/28 (c)(d)(h)	31,639,355	27,677,792
Hotels, Restaurants & Leisure - 1.6%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.0519% 9/9/26 (c)(d)(h)	808,888	783,270
Caesars Resort Collection LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 7/20/25 (c)(d)(h)	7,223,872	7,107,207
Carnival Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.1269% 10/18/28 (c)(d)(h)	1,657,475	1,444,771
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.0341% 1/27/29 (c)(d)(h)	9,431,661	8,734,096
Pacific Bells LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 8.3148% 10/20/28 (c)(d)(h)	6,799,155	6,323,214
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 7/21/28 (c)(d)(h)	1,779,050	1,642,508
		26,035,066
Household Durables - 0.1%
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3653% 6/29/28 (c)(d)(h)	1,994,432	1,561,899
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.0288% 6/29/28 (c)(d)(h)(i)	262,979	205,947
		1,767,846
Internet & Direct Marketing Retail - 1.7%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8653% 3/5/28 (c)(d)(h)	23,297,985	21,469,093
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 12/17/26 (c)(d)(h)	2,924,988	2,732,436
Uber Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.5696% 4/4/25 (c)(d)(h)	5,325,389	5,201,147
		29,402,676
Leisure Products - 0.3%
Peloton Interactive, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.500% 8.3462% 5/25/27 (c)(d)(h)	4,430,000	4,313,713
Textiles, Apparel & Luxury Goods - 0.2%
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.0559% 11/23/28 (c)(d)(g)(h)	3,233,750	3,112,484
TOTAL CONSUMER DISCRETIONARY		92,309,577
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.3684% 5/16/29 (c)(d)(h)	3,135,000	2,996,527
FINANCIALS - 0.5%
Capital Markets - 0.1%
Zebra Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.0544% 11/1/28 (c)(d)(h)	2,350,000	2,304,481
Insurance - 0.4%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 2/13/27 (c)(d)(h)	2,977,099	2,715,353
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.4934% 11/12/27 (c)(d)(h)	1,933,723	1,829,785
Asurion LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7.1341% 8/17/28 (c)(d)(h)	2,000,000	1,699,160
		6,244,298
TOTAL FINANCIALS		8,548,779
HEALTH CARE - 0.4%
Health Care Technology - 0.4%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.5756% 2/15/29 (c)(d)(h)	6,610,245	5,909,559
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (d)(h)(i)	1,123,188	1,004,130
		6,913,689
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
Maxar Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.8053% 6/9/29 (c)(d)(h)	3,142,125	2,949,670
Air Freight & Logistics - 0.2%
Echo Global Logistics, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.500% 6.6153% 11/23/28 (c)(d)(h)	2,636,750	2,470,635
3 month U.S. LIBOR + 4.750% 7.4057% 11/23/28 (c)(d)(g)(h)	1,900,000	1,830,333
		4,300,968
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9468% 6/21/24 (c)(d)(h)	0	0
Electrical Equipment - 0.4%
Array Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.2077% 10/14/27 (c)(d)(h)	3,515,618	3,301,763
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.3034% 3/2/27 (c)(d)(h)	3,207,128	3,045,617
		6,347,380
Transportation Infrastructure - 0.0%
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.8059% 11/23/29 (c)(d)(g)(h)	655,000	651,725
TOTAL INDUSTRIALS		14,249,743
INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.0%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 10% 5/31/25 (c)(d)(h)	228,261	161,994
Software - 0.5%
A&V Holdings Midco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.370% 9.5378% 3/10/27 (c)(d)(g)(h)	1,767,384	1,723,199
Ascend Learning LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.6153% 12/10/28 (c)(d)(h)	1,766,650	1,627,085
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5351% 5/3/26 (c)(d)(h)	5,101,450	4,842,143
		8,192,427
TOTAL INFORMATION TECHNOLOGY		8,354,421
MATERIALS - 0.1%
Chemicals - 0.1%
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 8/3/29 (d)(h)	1,750,000	1,596,875
UTILITIES - 0.3%
Electric Utilities - 0.3%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.8653% 8/1/25 (c)(d)(h)	1,100,000	1,070,608
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.8653% 8/1/25 (c)(d)(h)	3,277,519	3,127,408
		4,198,016
TOTAL BANK LOAN OBLIGATIONS (Cost $155,548,503)		144,772,012

Preferred Securities - 8.5%
	Principal Amount (a)	Value ($)
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
DCP Midstream Partners LP 7.375% (c)(j)	2,365,000	2,333,120
Energy Transfer LP:
6.25% (c)(j)	1,100,000	902,000
6.5% (c)(j)	1,600,000	1,393,766
6.625% (c)(j)	1,200,000	875,998
7.125% (c)(j)	2,350,000	1,930,629
		7,435,513
FINANCIALS - 7.0%
Banks - 4.4%
Bank of America Corp.:
4.375% (c)(j)	3,500,000	2,808,750
5.125% (c)(j)	1,350,000	1,261,504
5.2% (c)(j)	3,500,000	3,360,000
5.875% (c)(j)	375,000	321,563
6.1% (c)(j)	750,000	718,958
6.125% (c)(j)	2,500,000	2,362,500
6.25% (c)(j)	2,010,000	1,942,163
Citigroup, Inc.:
4% (c)(j)	1,075,000	905,688
4.15% (c)(j)	1,900,000	1,510,500
5% (c)(j)	1,400,000	1,245,829
5.35% (c)(j)	1,200,000	1,137,000
5.95% (c)(j)	2,700,000	2,667,924
Citizens Financial Group, Inc. 6% (c)(j)	800,000	733,694
Comerica, Inc. 5.625% 12/31/99 (c)(j)	925,000	907,157
Fifth Third Bancorp 5.1% (c)(j)	1,400,000	1,260,338
First Citizens Bancshares, Inc. Series B, 3 month U.S. LIBOR + 3.970% 7.2646% (c)(d)(j)	1,350,000	1,324,593
JPMorgan Chase & Co.:
3.65% (c)(j)	2,250,000	1,822,076
4.6% (c)(j)	6,240,000	5,435,664
4.625% (c)(j)	4,600,000	4,322,306
5% (c)(j)	2,915,000	2,628,601
5.15% (c)(j)	2,735,000	2,639,155
6% (c)(j)	5,250,000	5,118,750
M&T Bank Corp.:
3.5% (c)(j)	2,150,000	1,603,001
5.125% (c)(j)	1,200,000	1,062,000
6.45% 12/31/99 (c)(j)	900,000	873,572
PNC Financial Services Group, Inc.:
3.4% (c)(j)	2,750,000	2,052,263
4.85% (c)(j)	1,670,000	1,522,290
5% (c)(j)	2,400,000	2,090,850
6% (c)(j)	2,220,000	2,059,050
6.2% (c)(j)	2,100,000	1,984,500
Truist Financial Corp.:
3 month U.S. LIBOR + 3.100% 6.3946% (c)(d)(j)	1,405,000	1,351,610
4.8% (c)(j)	4,050,000	3,605,900
4.95% (c)(j)	1,000,000	960,790
5.1% (c)(j)	950,000	842,308
U.S. Bancorp 3.7% (c)(j)	2,850,000	2,151,323
Wells Fargo & Co.:
3.9% (c)(j)	2,825,000	2,388,891
5.9% (c)(j)	4,300,000	3,912,185
		74,895,246
Capital Markets - 1.8%
Bank of New York Mellon Corp.:
3.75% (c)(j)	850,000	656,625
4.5% (c)(j)	1,000,000	901,867
4.625% (c)(j)	1,000,000	881,502
Charles Schwab Corp.:
4% (c)(j)	4,525,000	3,323,989
4% (c)(j)	4,105,000	3,366,945
5% (c)(j)	3,665,000	3,293,919
5.375% (c)(j)	6,400,000	6,224,000
Goldman Sachs Group, Inc.:
3.65% (c)(j)	2,800,000	2,149,000
3.8% (c)(j)	1,675,000	1,297,854
4.125% (c)(j)	1,350,000	1,073,250
5% (c)(j)	3,150,000	2,925,720
State Street Corp. 5.625% (c)(j)	3,750,000	3,459,375
		29,554,046
Consumer Finance - 0.7%
Ally Financial, Inc.:
4.7% (c)(j)	4,770,000	3,718,261
4.7% (c)(j)	4,800,000	3,420,000
American Express Co. 3.55% (c)(j)	4,575,000	3,525,845
Capital One Financial Corp. 3.95% (c)(j)	750,000	588,750
		11,252,856
Diversified Financial Services - 0.1%
Equitable Holdings, Inc. 4.95% (c)(j)	1,000,000	937,500
Insurance - 0.0%
MetLife, Inc. 3.85% (c)(j)	800,000	715,676
TOTAL FINANCIALS		117,355,324
INDUSTRIALS - 0.2%
Industrial Conglomerates - 0.2%
General Electric Co. 3 month U.S. LIBOR + 3.330% 6.6226% (c)(d)(j)	3,875,000	3,623,836
UTILITIES - 0.9%
Electric Utilities - 0.3%
Duke Energy Corp. 4.875% (c)(j)	3,995,000	3,580,489
Edison International 5% (c)(j)	2,250,000	1,777,500
		5,357,989
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.:
7% (b)(c)(j)	3,495,000	3,051,170
8% (b)(c)(j)	1,700,000	1,561,071
		4,612,241
Multi-Utilities - 0.3%
Dominion Energy, Inc. 4.65% (c)(j)	3,175,000	2,796,391
Sempra Energy 4.875% (c)(j)	2,180,000	2,027,400
		4,823,791
TOTAL UTILITIES		14,794,021
TOTAL PREFERRED SECURITIES (Cost $153,195,179)		143,208,694

Other - 0.4%
	Shares	Value ($)
Other - 0.4%
Fidelity Direct Lending Fund, LP (k)(l) (Cost $6,730,636)		6,699,376

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (m)	5,465,489	5,466,582
Fidelity Securities Lending Cash Central Fund 3.10% (m)(n)	22,253,403	22,255,628
TOTAL MONEY MARKET FUNDS (Cost $27,722,210)		27,722,210

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,815,485,213)	1,699,048,263
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(11,879,173)
NET ASSETS - 100.0%	1,687,169,090

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $270,048,090 or 16.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing
(f)	Security or a portion of the security is on loan at period end.
(g)	Level 3 security
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,320,423 and $1,158,591, respectively.

(j)	Security is perpetual in nature with no stated maturity date.
(k)	Affiliated Fund
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,699,376 or 0.4% of net assets.

(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Direct Lending Fund, LP	3/22/22 - 9/30/22	6,730,639

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	79,484,676	1,226,328,081	1,300,346,175	163,122	-	-	5,466,582	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	43,783,561	245,219,819	266,747,752	117,324	-	-	22,255,628	0.1%
Total	123,268,237	1,471,547,900	1,567,093,927	280,446	-	-	27,722,210

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	-	6,730,637	-	137,620	-	(31,261)	6,699,376
	-	6,730,637	-	137,620	-	(31,261)	6,699,376

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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